Document and Entity Information	12 Months Ended
Dec. 31, 2015
Document And Entity Information
Entity Registrant Name	IEG Holdings Corp
Entity Central Index Key	0001627811
Document Type	S-1/A
Document Period End Date	Dec. 31, 2015
Amendment Flag	true
Amendment Description	Amendment No. 1
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Trading Symbol	IEGH